S000048870 [Member] Investment Objectives and Goals - DoubleLine Strategic Commodity Fund	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary DoubleLine Strategic Commodity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term total return.